Inventory (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 57,504	$ 79,090	$ 15,216
Finished goods	876,741	1,091,007	532,943
Total	$ 934,245	$ 1,170,097	$ 548,159